Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	70,000,000	70,000,000
Common stock, shares issued	65,309,169	65,309,169	19,285,714
Common stock, shares outstanding	65,309,169	65,309,169	19,285,714